SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
Foreign Currency Transactions

Foreign Currency Transactions

Foreign currency transactions are initially recorded by the Company using the exchange rates prevailing at the date of the transaction. At the balance sheet date, monetary assets and liabilities denominated in foreign currencies are translated at the period-end rates of exchange. Non-monetary assets and liabilities are translated at the historical exchange rates. Exchange gains and losses arising from the translation of foreign currency items are included in other (expense)/income in the consolidated statements of operations and comprehensive loss. The Company recognized net foreign exchange losses of $754,000 and net foreign exchange gains of $11,000 in other (expense)/income in the consolidated statement of operations and comprehensive loss for the three months ended June 30, 2013 and 2012, respectively. The Company recognized net foreign exchange losses of $1.4 million and net foreign exchange gains of $10,000 in other (expense)/income in the consolidated statement of operations and comprehensive loss for the six months ended June 30, 2013 and 2012, respectively.

Foreign currency translation

Foreign currency transactions are initially recorded by the Company using the exchange rates prevailing at the date of the transaction. At the balance sheet date, monetary assets and liabilities denominated in foreign currencies are translated at the period-end rates of exchange. Non-monetary assets and liabilities are translated at the historical exchange rates. Exchange gains and losses arising from the translation of foreign currency items are included in other income in the consolidated statements of operations and comprehensive loss. The Company recognized net foreign exchange losses of $12 thousand and net foreign exchange gains of $44 thousand in other income in the consolidated statement of operations and comprehensive loss for the years ended December 31, 2012 and 2011, respectively.

Reclassification of Warrants

Reclassification of Warrants

In 2011 and 2012, the Company issued common stock warrants in connection with the issuance of common stock through private placements with exercise prices denominated in Canadian dollars, referred to as the 2011 Warrants and 2012 Warrants, respectively. Upon the issuance of the 2011 and 2012 Warrants, the Company allocated the net proceeds to common stock and warrants based on their relative fair values, and calculated the fair value of the issued common stock warrants utilizing the Black-Scholes option-pricing model. The allocated fair value was then recorded as warrants within stockholders' equity on the consolidated balance sheet. The fair value was not remeasured in periods subsequent to the date of issuance.

The change in its functional currency to the U.S. dollar effective January 1, 2013 changed how the Company accounts for its warrants which have exercise prices denominated in Canadian dollars. Upon the change in functional currency, the Company classified these warrants as a current liability and recorded a warrant liability of $16.2 million which represents the fair market value of the warrants at that date in accordance with Accounting Standards Codification, or ASC, 815, "Derivatives and Hedging". The initial fair value recorded as warrants within stockholders' equity of $11.2 million was reversed. The change in fair value related to periods prior to January 1, 2013 of $5.0 million was recorded as an adjustment to accumulated deficit. At each reporting period subsequent to January 1, 2013, the Company will adjust the fair value of the warrant liability and any corresponding increase or decrease to the warrant liability will be recorded as a component of other (expense)/income on the consolidated statement of operations and comprehensive loss. The estimated fair value is determined using the Black-Scholes option-pricing model based on the estimated value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends and expected volatility of the price of the underlying common stock. The fair value of the warrant liability was $12.2 million at June 30, 2013 and we recorded a loss of $385,000 for the three months ended June 30, 2013 and a gain of $4.0 million for the six months ended June 30, 2013 which is included in other (expense)/income in the consolidated statement of operations and comprehensive loss.